OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS:

	December 31, 2023	December 31, 2022
Prepaid expenses	142	*3,157
Tax authorities	257	358
Proof of concept receivables	148	86
Other	87	72
Total	634	3,673

*	Includes $3,123 for December 31, 2022, which related to the anticipated SPAC transaction costs (refer to Note 1.B).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)